Income Tax - Schedule of Variations Between the Line Item Changes in Deferred Tax Assets Against the Changes in Deferred Tax Assets in the Balance Sheet (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in Balance Sheet [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated and not recognized during the year	$ 0	$ 0
Derecognition related to tax loss carryforwards recognized in prior years	(1,770)	(5,221)
Recognition related to unrecognized tax loss carryforwards	98	9,694
Foreign currency translation and other effects	(432)	(6,087)
Changes in deferred tax assets	(2,104)	(1,614)
Reconciliation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated and not recognized during the year	2,676	6,092
Derecognition related to tax loss carryforwards recognized in prior years	(56)	(5,221)
Recognition related to unrecognized tax loss carryforwards	98	9,694
Foreign currency translation and other effects	(432)	(5,132)
Changes in deferred tax assets	$ 2,286	$ 5,433